Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Detail) ₨ in Millions, $ in Millions		Mar. 31, 2026 INR (₨)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 INR (₨)	Mar. 31, 2024 INR (₨)
Cash and cash equivalents [abstract]
Cash and bank balances		₨ 96,145		₨ 74,456	₨ 60,648
Demand deposits with banks	[1]	9,410		47,518	36,305
Cash and cash equivalents		₨ 105,555	$ 1,125	₨ 121,974	₨ 96,953

[1]	These deposits can be withdrawn by the Company at any time without prior notice and without any penalty on the principal.